Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,
	2022	June 30 2023
	RMB	RMB	US$
Furniture, fixtures and equipment	—	3,255	448
Motor vehicles	—	2,007	277
Total	—	5,262	725
Less: accumulated depreciation	—	(953)	(131)
Property and equipment, net	—	4,309	594

Depreciation expense was nil and RMB449 (US$62) for the six months ended June 30, 2022 and June 30, 2023, respectively. No impairment charges were recognized on the property and equipment for the six months ended June 30, 2022 and 2023.